DEBT AND INTEREST (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Components of the company's debt obligations
Long-term debt, current maturities	$ 755,500,000	$ 505,300,000
Short-term debt including current maturities of long-term debt	1,705,400,000	861,000,000
Commercial paper.
Components of the company's debt obligations
Short-term debt	887,800,000	304,800,000
Number of commercial paper programs	2
Combined maximum borrowing capacity, commercial paper	2,000,000,000
Average interest rate (as a percent)	0.46%	0.34%
U.S. commercial paper program
Components of the company's debt obligations
Maximum borrowing capacity, commercial paper before expiration	1,500,000,000
Maximum borrowing capacity, commercial paper	2,000,000,000
Outstanding commercial paper	888,000,000	305,000,000
European commercial paper
Components of the company's debt obligations
Maximum borrowing capacity, commercial paper	200,000,000
Outstanding commercial paper	0	0
Notes payable
Components of the company's debt obligations
Short-term debt	62,100,000	50,900,000
Average interest rate (as a percent)	9.65%	9.43%
Credit facility
Components of the company's debt obligations
Maximum borrowing capacity under the credit agreement before amendment	1,500,000,000
Maximum borrowing capacity under the credit agreement	$ 2,000,000,000